Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended			35 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Madison Aggregate Bond ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	4.11%	5.27%
Madison Covered Call ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	2.10%		5.23%
Madison Dividend Value ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	11.51%				9.22%
Madison Short-Term Strategic Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	3.92%			5.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%	4.92%		5.06%
S&P 500 TR
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%		22.12%		21.13%
Cboe S&P 500 BuyWrite Monthly Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.34%		13.24%
Russell 1000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.12%				17.84%
Lipper Equity Income Funds Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.98%				15.39%
Bloomberg U.S. 1-5 Year Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.00%			4.85%